                               PORTFOLIO DIRECTOR
                               SEPARATE ACCOUNT A

                      SUPPLEMENT ISSUED NOVEMBER 18, 1997
                        TO PROSPECTUS DATED MAY 1, 1997

     DREYFUS SMALL CAP PORTFOLIO SEPARATE ACCOUNT EXPENSES FOR PARTICIPANTS

     The section of the Fee Table on page 4 that reflects Separate Account Expenses and the related Examples on pages 4 and 5 are amended to include the following information for the Dreyfus Small Cap Portfolio:

                                   Fee Table

Separate Account Expenses
(as a percentage of Separate Account net assets):

                                          Mortality And    Separate Account       Total
                                          Expense Risk         Expense          Separate
                  Fund                         Fee          Reimbursement      Account Fee
                  ----                    -------------    ----------------    -----------
Dreyfus Small Cap Portfolio.............       1.25%           (0.15%)            1.10%

     The Total Separate Account Fee equals the VALIC Separate Account A Mortality and Expense Risk Fee reduced by the Separate Account Expense Reimbursement. The Company's charges to this Division are reduced by an amount equal to payments from Dreyfus Small Cap Portfolio or its affiliate for administrative or shareholder services fees provided by the Company. The Dreyfus Small Cap Portfolio and/or its affiliate pays a monthly administrative or shareholder service fee to the Company of 0.15%.

                   DREYFUS SMALL CAP PORTFOLIO (DIVISION 18)

                                                         1 Year    3 Years    5 Years    10 Years
                                                         ------    -------    -------    --------
EXAMPLE #1
Assuming No Account Maintenance Fee and No Surrender at
  the End of the Period Shown..........................   $19       $ 59       $102        $222
EXAMPLE #2
Assuming No Surrender at the End of the Period Shown...   $20       $ 62       $106        $229
EXAMPLE #3
Assuming Surrender at the End of the Period Shown......   $66       $111       $156        $229

VA9084-A